Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of service-based RSUs activities
The following table presents a summary of the Group’s service-based RSUs activities for the years ended December 31, 2022, 2023 and 2024:

	Employees	Consultants	Total	Weighted Average Granted fair value
	(In thousands)	(In thousands)	(In thousands)	US$
Outstanding at January 1, 2022	—	—	—	—
Granted	1,932	35	1,967	24.59
Vested	—	—	—	—
Forfeited	—	—	—	—

Unvested at December 31, 2022	1,932	35	1,967	24.59

Outstanding at January 1, 2023	1,932	35	1,967	24.59
Granted	8,796	—	8,796	18.72
Vested	—	(23)	(23)	24.59
Forfeited	(1,059)	—	(1,059)	22.10

Unvested at December 31, 2023	9,669	12	9,681	19.53

Outstanding at January 1, 2024	9,669	12	9,681	19.53
Granted	10,841	1	10,842	17.14
Vested	(689)	(12)	(701)	24.59
Forfeited	(2,547)	—	(2,547)	17.37

Unvested at December 31, 2024	17,274	1	17,275	18.14

Schedule of binomial option-pricing model	The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

For the Year Ended December 31,
	2022	2023*	2024*
Expected volatility	57.6%-58.0%	N/A	N/A
Weighted average volatility	57.9%	N/A	N/A
Expected dividends	—	N/A	N/A
Risk-free rate	2.7%-3.6%	N/A	N/A
Contractual term (in years)	6-7	N/A	N/A

*	No further options would be granted under the 2018 Share Incentive Plan after the Primary Conversion Effective Date.

Schedule of share options activities
The following table presents a summary of the Group’s share options activities for the years ended December 31, 2022, 2023 and 2024:

	Employees	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)
Outstanding at January 1, 2022	22,327	183	22,510	2.0010	5.01	6,372,503
Granted	5,667	162	5,829	0.0036
Exercised	(3,779)	(150)	(3,929)	0.0001
Forfeited	(2,500)	—	(2,500)	0.2331

Outstanding at December 31, 2022	21,715	195	21,910	2.0283	4.70	3,305,336

Outstanding at January 1, 2023	21,715	195	21,910	2.0283	4.70	3,305,336
Granted	—	—	—	—
Exercised	(2,147)	(64)	(2,211)	0.0001
Forfeited	(1,760)	—	(1,760)	0.1443

Outstanding at December 31, 2023	17,808	131	17,939	2.4701	3.79	1,232,411

Outstanding at January 1, 2024	17,808	131	17,939	2.4701	3.79	1,232,411
Granted	—	—	—	—
Exercised	(3,689)	(7)	(3,696)	0.3911
Forfeited	(1,119)	(14)	(1,133)	0.6909

Outstanding at December 31, 2024	13,000	110	13,110	1.6543	2.85	1,550,782

Exercisable at December 31, 2024	6,897	76	6,973	1.8474	2.64	907,766